Post-Employment Benefit Costs - Schedule of Post Employment Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of defined contribution retirement savings plan [abstract]
Supplemental Employee Retirement Plan (SERP)	$ 1,014	$ 806
Group RRSP	297	257
Total post-employment benefits	$ 1,311	$ 1,063